UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06211

Name of Fund: Ready Assets U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Ready Assets
U.S. Treasury Money Fund, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Ready Assets US Treasury Money Fund
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
U.S. Government Obligations (a) - 100.0%
U.S. Treasury Bills, 0.13%, 8/06/09	$ 48,003	$ 48,002,472
U.S. Treasury Bills, 0.13% - 0.31%, 8/13/09	42,000	41,998,413
U.S. Treasury Bills, 0.16% - 0.50%, 8/20/09	71,941	71,933,482
U.S. Treasury Bills, 0.41%, 8/27/09	2,038	2,037,443
U.S. Treasury Bills, 0.15% - 0.44%, 9/03/09	55,550	55,541,326
U.S. Treasury Bills, 0.19% - 0.29%, 9/10/09	27,925	27,919,238
U.S. Treasury Bills, 0.15% - 0.16%, 9/17/09	28,795	28,789,379
U.S. Treasury Bills, 0.19% - 0.20%, 9/24/09	70,000	69,980,428
U.S. Treasury Bills, 0.16% - 0.18%, 10/01/09	69,172	69,152,488
U.S. Treasury Bills, 0.19% - 0.37%, 10/08/09	32,031	32,016,230
U.S. Treasury Bills, 0.19% - 0.43%, 10/22/09	30,335	30,316,873
U.S. Treasury Bills, 0.19% - 0.31%, 10/29/09	55,000	54,967,798
U.S. Treasury Bills, 0.27%, 11/19/09	3,360	3,357,299
U.S. Treasury Bills, 0.30%, 11/27/09	10,000	9,990,333
U.S. Treasury Bills, 0.71%, 12/17/09	11,000	10,970,703
U.S. Treasury Bills, 0.29%, 1/21/10	10,000	9,986,463
U.S. Treasury Bills, 0.50%, 4/01/10	20,000	19,933,056
Total Investments (Cost - $586,893,424*) - 100.0%		586,893,424
Liabilities in Excess of Other Assets - (0.0)%		(91,097)
Net Assets - 100.0%		$ 586,802,327
* Cost for federal income tax purposes.
(a) Rates shown reflect the discount rates or range of discount rates paid at time of purchase.
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
"Fair Value Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
1

Ready Assets US Treasury Money Fund

Schedule of Investments July 31, 2009 (Unaudited)

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation Investments in
Inputs Securities

Assets
Level 1 -
Level 2 - Short-Term Securities1 $ 586,893,424
Level 3 -
$ 586,893,424

1See above Schedule of Investments for values in
each security type.

2

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S. Treasury Money Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Ready Assets U.S. Treasury Money Fund

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S. Treasury Money Fund

Date: September 22, 2009